Contingencies - Additional Information (Detail) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 25, 2020 USD ($)	Nov. 19, 2018 Individuals Entity	Sep. 30, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2012 USD ($) Employees	Dec. 31, 2011 Employees	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Commitments and Contingencies [Line Items]
Development levy on clay				$ 20,000
Number of former employees | Employees					25	25
Amount of damages and interest identified					$ 82,000
Accrued Provision For Remediation Costs				$ 8,000
Euro [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				0.8183			0.8917	0.8727
Pounds [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				0.7313			0.7550	0.7843
United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities				$ 178,000
Loss of profit	$ 790
Quarry Backfilling Costs	$ 15,000
United States [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities				$ 66,000
Parent [member] | Euro [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				0.8183
Parent [member] | Pounds [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				0.7313
Parent [member] | Egyptian, Pound [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates				15.7964
APO Land & Quarry Corporation [member]
Disclosure of Commitments and Contingencies [Line Items]
Minority interest percentage			40.00%
Number of individuals filed lawsuit | Individuals		40
Number of entities | Entity		1
Number of individuals affected by landslide | Individuals		8,000
Loss contingency				$ 90,000
APO Land & Quarry Corporation [member] | Rehabilitation fund [member]
Disclosure of Commitments and Contingencies [Line Items]
Loss contingency				$ 10,000
Top of range [member] | United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Environmental expenditure assessment and quantification period from the date of closure, maximum				60 years